Net investment in lease - Schedule of Net Investment in Lease (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Undiscounted lease receivable	$ 1,448.2	$ 773.2
Unearned interest income	(689.9)	(343.9)
Net investment in lease	$ 758.3	$ 429.3